Other Payables and Accruals (Tables)	12 Months Ended
Sep. 30, 2017
Accounts Payable/Other Payables and Accruals [Abstract]
Schedule of other payables and accruals
	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Accrued employee benefits	$42	$44
Other payables	100	152
Total	$142	$195